Related Party Unsecured Convertible Notes Payable (Details Textual) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 29, 2017	May 05, 2017	Jan. 04, 2017	Aug. 19, 2016	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2014
Related Party Unsecured Convertible Notes Payable [Textual]
Principal amount					$ 50,000	$ 50,000		$ 242,498
Exercise price (in dollars per share)						$ 5.01	$ 0.005
Stock Issued During Period, Shares, New Issues		666,667
Unamortized debt discount					(59,233)	$ (1,114,751)	$ (89,727)
6% Unsecured Convertible Note due September 13, 2018 [Member]
Related Party Unsecured Convertible Notes Payable [Textual]
Principal amount				$ 55,000
Unsecured convertible note payable				6.00%
Unsecured convertible note payable due						Sep. 30, 2018
Aggregate in gross proceeds						$ 5,000,000
Financing issuance price						75.00%
6% Unsecured Convertible Note due on March 31, 2018 [Member]
Related Party Unsecured Convertible Notes Payable [Textual]
Principal amount			$ 50,000		50,000
Unsecured convertible note payable			6.00%
Unsecured convertible note payable due			Sep. 13, 2018			Sep. 13, 2018
Aggregate in gross proceeds			$ 5,000,000			$ 5,000,000
Financing issuance price			75.00%			75.00%
Exercise price (in dollars per share)			$ 0.03			$ 0.01
Stock Issued During Period, Shares, New Issues			8,333			25,000
Number of shares of aggregate relative fair value			8,333			8,333
Aggregate relative fair value			$ 22,681			$ 22,681
Risk-free interest rate			1.50%			1.50%
Dividend yield			0.00%			0.00%
Volatility rate			100.00%			100.00%
Expected life			3 years			3 years
Terms of conversion feature			The effective conversion price was $2.73, and the market price of the shares on the date of conversion was approximately $5.01 per share. As such, the Company recognized a beneficial conversion feature of $22,681. The aggregate value of the warrants and beneficial conversion feature of $45,362 was considered as debt discount upon issuance and will be amortized as interest over the term of the note or in full upon the conversion of the note.			The effective conversion price was $2.73, and the market price of the shares on the date of conversion was approximately $5.01 per share. As such, the Company recognized a beneficial conversion feature of $22,681. The aggregate value of the warrants and beneficial conversion feature of $45,362 was considered as debt discount upon issuance and will be amortized as interest over the term of the note or in full upon the conversion of the note.
Conversion of amortized to interest expense					13,455	$ 6,323
Unamortized debt discount					25,585	39,039
Accrued interest					2,211	$ 707
6% Unsecured Convertible Note due June 28, 2018 [Member]
Related Party Unsecured Convertible Notes Payable [Textual]
Principal amount	$ 50,000				50,000
Unsecured convertible note payable	6.00%
Unsecured convertible note payable due	Jun. 28, 2018
Aggregate in gross proceeds	$ 5,000,000
Financing issuance price	75.00%
Exercise price (in dollars per share)	$ 0.03
Stock Issued During Period, Shares, New Issues	8,334
Number of shares of aggregate relative fair value	8,334
Aggregate relative fair value	$ 22,681
Risk-free interest rate	1.50%
Dividend yield	0.00%
Volatility rate	100.00%
Expected life	3 years
Terms of conversion feature	The effective conversion price was $2.73, and the market price of the shares on the date of conversion was approximately $5.01 per share. As such, the Company recognized a beneficial conversion feature of $22,681. The aggregate value of the warrants and beneficial conversion feature of $45,362 was considered as debt discount upon issuance and will be amortized as interest over the term of the note or in full upon the conversion of the note.
Conversion of amortized to interest expense					11,590
Unamortized debt discount					33,648
Accrued interest					$ 764